Note 4 - Premises and Equipment (Tables)	12 Months Ended
Jun. 30, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2018	2017
Land	$1,469	$1,469
Land improvements	344	340
Building and leasehold improvements	12,636	12,180
Furniture, fixture and equipment	5,164	5,023
Total premises and equipment	19,613	19,012
Accumulated depreciation and amortization	(6,298)	(5,614)
Premises and equipment, net	$13,315	$13,398

Lessee, Operating Lease, Disclosure [Table Text Block]
Twelve Months Ending June 30
2019	$83
2020	85
2021	78
2022	71
Thereafter	65
Total	$382